Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Coral Springs [Member]
Business Acquisition [Line Items]
Summary of the Fair Value Determination of the Acquired Assets and Assumed Liabilities as Follows
i)
On January 1, 2020, the Company acquired, through a subsidiary, a single outpatient diagnostic imaging centre in Coral Springs, Florida, for cash consideration of approximately $2.1 million (Coral Springs Acquisition). In accordance with the transaction agreement, $100,000 of this purchase price (Holdback Fund) was withheld as security for indemnity obligations and was released to the seller during June 2020. This asset acquisition was considered a business combination. The Company has made a fair value determination of the acquired assets and assumed liabilities as follows:

$

Assets acquired
Current assets
Prepaid expenses	32,961

Non-current assets
Security deposits	368,601
Property and equipment	412,400
Operating lease right-of-use assets	2,427,618

3,241,580

Liabilities assumed
Non-current liabilities
Operating lease liabilities (right-of-use)	2,427,618

Net assets acquired	813,962
Goodwill	1,274,764

Purchase price	2,088,726

Crystal Lake [Member]
Business Acquisition [Line Items]
Summary of the Fair Value Determination of the Acquired Assets and Assumed Liabilities as Follows
ii)
On January 1, 2020, the Company acquired, through a subsidiary, a single outpatient diagnostic imaging centre in Crystal Lake, Illinois, for cash consideration of approximately $1.2 million (Crystal Lake Acquisition). In accordance with the transaction agreement, $60,000 of this purchase price (Holdback Fund) was withheld as security for indemnity obligations and was released to the seller during June 2020. This asset acquisition was considered a business combination. The Company has made a fair value determination of the acquired assets and assumed liabilities as follows:

$

Assets acquired
Non-current assets
Security deposits	5,799
Property and equipment	820,000
Operating lease right-of-use assets	554,830

1,380,629

Liabilities assumed
Non-current liabilities
Operating lease liabilities (right-of-use)	554,830

Net assets acquired	825,799
Goodwill	400,000

Purchase price	1,225,799

Davie Acquisition [Member]
Business Acquisition [Line Items]
Summary of the Fair Value Determination of the Acquired Assets and Assumed Liabilities as Follows
iii)
On April 1, 2019, the Company acquired, through a subsidiary, a single outpatient diagnostic imaging centre in Davie, Florida, for cash consideration of $
450,000
(Davie Acquisition). In accordance with the transaction agreement, $
50,000
of this purchase price (Holdback Fund) was withheld as security for indemnity obligations and was released to the seller on October 1, 2019. The Company has made a fair value determination of the acquired assets and assumed liabilities as at the date of acquisition, as follows:

$

Assets acquired
Non-current assets
Property and equipment	170,000
Operating lease right-of-use assets	427,558

597,558

Liabilities assumed
Non-current liabilities
Operating lease liabilities (right-of-use)	427,558

Net assets acquired	170,000
Goodwill	280,000

Purchase price	450,000

ADG Acquisitions [Member]
Business Acquisition [Line Items]
Summary of the Fair Value Determination of the Acquired Assets and Assumed Liabilities as Follows
The Company has made a fair value determination of the acquired assets and assumed liabilities as at the date of acquisition, as follows. Intangible assets include covenant not to compete, trade name and license arrangements. A deferred tax liability was assumed as part of the net assets acquired in the ADG Acquisitions.

	(Restated- Note 3) 2020 $	2019 $

Assets acquired
Current assets
Cash	3,585,672	3,585,672
Accounts receivable	25,277,336	19,418,814
Prepaid expenses	269,012	269,012

	29,132,020	23,273,498

Non-current assets
Property and equipment	11,508,940	11,508,940
Intangible assets	5,870,000	5,870,000
Operating lease right-of-use assets	16,912,896	16,912,896

	34,291,836	34,291,836

	63,423,856	57,565,334

Liabilities assumed
Current liabilities
Accounts payable and accrued liabilities	5,634,661	5,634,661

Non-current liabilities
Deferred tax liability	422,056	422,056
Operating lease liabilities (right-of-use)	16,912,896	16,912,896

	17,334,952	17,334,952

	22,969,613	22,969,613

Net assets acquired	40,454,243	34,595,721
Goodwill	190,078,533	195,937,055

Purchase price (cash and shares)	215,784,755	215,784,755
Purchase price (ADG Acquisition – earn-out (note 9))	14,748,021	14,748,021

Deltona Acquisition [Member]
Business Acquisition [Line Items]
Summary of the Fair Value Determination of the Acquired Assets and Assumed Liabilities as Follows
v)
On May 31, 2019, the Company acquired, through a subsidiary, a single outpatient diagnostic imaging centre in Deltona, Florida, for a cash consideration of $
648,387
(Deltona Acquisition). The Company has made a fair value determination of the acquired assets and assumed liabilities as at the date of acquisition, as follows:

$

Assets acquired
Non-current assets
Property and equipment	295,000
Operating lease right-of-use assets	154,136

449,136

Liabilities assumed
Current liabilities
Accounts payable and accrued liabilities	57,880
Non-current liabilities
Operating lease liabilities (right-of-use)	154,136

212,016

Net assets acquired	237,120
Goodwill	411,267

Purchase price	648,387

El Paso Acquisition [Member]
Business Acquisition [Line Items]
Summary of the Fair Value Determination of the Acquired Assets and Assumed Liabilities as Follows
vi)
On August 16, 2019, the Company acquired, through a subsidiary, five outpatient diagnostic imaging centres in El Paso, Texas, for cash consideration of $
11
 million (El Paso Acquisition). The cash purchase price was decreased during 2020 by approximately $
16
 thousand due to working capital adjustments in accordance with the purchase agreement. The Company has made a fair value determination of the acquired assets and assumed liabilities as at the date of acquisition, as follows. The intangible assets consist of the trade name and covenants not to compete.

	2020	2019
	$	$

Assets acquired
Current assets
Accounts receivable	1,275,726	1,275,726
Prepaid expenses	19,789	19,789

	1,295,515	1,295,515
Non-current assets
Property and equipment	3,922,481	3,922,481
Operating lease right-of-use assets	3,683,989	3,683,989
Intangible assets	720,000	720,000

	9,621,985	9,621,985

Liabilities assumed
Current liabilities
Accounts payable and accrued liabilities	1,174,040	1,024,631

Non-current liabilities
Operating lease liabilities (right-of-use)	3,683,989	3,683,989

	4,858,029	4,708,620

Net assets acquired	4,763,956	4,913,365
Goodwill	6,220,153	6,086,635

Purchase price	10,984,109	11,000,000

West Palm Beach Acquisition [Member]
Business Acquisition [Line Items]
Summary of the Fair Value Determination of the Acquired Assets and Assumed Liabilities as Follows
vii)
On October 4, 2019, the Company acquired, through a subsidiary, three outpatient diagnostic imaging centres in West Palm Beach, Florida, for cash consideration of approximately $
18
 million (West Palm Beach Acquisition). The cash purchase price was decreased during 2020 by approximately $
0.1
 million due to working capital adjustments in accordance with the purchase agreement. The Company has made a fair value determination of the acquired assets and assumed liabilities as at the date of acquisition, as follows. The intangible assets consist of the trade name and covenants not to compete.

	2020	2019
	$	$

Assets acquired
Current assets
Accounts receivable	2,085,491	2,085,491
Prepaid expenses	90,454	90,454

	2,175,945	2,175,945
Non-current assets
Security deposits	9,000	9,000
Property and equipment	2,432,234	2,432,234
Operating lease right-of-use assets	13,625,521	13,625,521
Intangible assets	1,080,000	1,080,000

	19,322,700	19,322,700

Liabilities assumed
Current liabilities
Accounts payable and accrued liabilities	1,404,268	1,311,471

Non-current liabilities
Finance leases	587,434	587,434
Operating lease liabilities (right-of-use)	13,625,521	13,625,521

	15,617,223	15,524,426

Net assets acquired	3,705,477	3,798,274
Goodwill	14,064,109	14,071,312

Purchase price	17,769,586	17,869,586